Awards and Restricted Stock Units Issued under 2007 Plan (Detail) - Employee Incentive Plan 2007 - $ / shares shares in Thousands	12 Months Ended
May. 31, 2015
Weighted Average Grant-Date Fair Value
Beginning Balance	$ 19.27
Shares granted	44.60
Shares exercised	22.42
Ending Balance	$ 21.04
Shares
Beginning Balance	857
Shares granted	67
Shares exercised	(65)
Ending Balance	859